OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 225	$ 195
Accrued expenses	671	748
Government (mainly tax provision)	1,311	3,580
Advance tenants payments	848	313
Tenant security deposits	119	98
Other	123	57
Other accounts payable and accrued expenses	$ 3,297	$ 4,991